Segment Reporting - Revenues by customer table (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Operating revenues, net	$ 42,820	$ 53,566	$ 22,378	$ 8,392	$ 5,677	$ 5,401	$ 4,663	$ 2,975	$ 127,156	$ 18,716	$ 16,992
San Diego Gas & Electric
Revenue, Major Customer [Line Items]
Operating revenues, net									$ 39,574
Concentration risk (percent)									31.40%
Compania Minera del Pacifico
Revenue, Major Customer [Line Items]
Operating revenues, net									$ 23,130
Concentration risk (percent)									18.40%
Customer A
Revenue, Major Customer [Line Items]
Operating revenues, net										$ 4,196	$ 4,207
Concentration risk (percent)										24.00%	26.80%
Customer B
Revenue, Major Customer [Line Items]
Operating revenues, net										$ 1,761	$ 1,831
Concentration risk (percent)										10.10%	11.70%
Customer C
Revenue, Major Customer [Line Items]
Operating revenues, net										$ 1,726	$ 1,760
Concentration risk (percent)										10.00%	11.20%